Net finance expense (income) (Tables)	6 Months Ended
Feb. 29, 2024
Net finance expense (income)
Schedule of net finance expense (income)

	Three-	Three-	Six-	Six-
	month	month	month	month
	period	period	period	period
	ended	ended	ended	ended
	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023
	$	$	$	$
Interest and bank charges	78,927	70,795	143,490	127,135
Interest income	(21,254)	—	(48,300)	(311,667)
Loss on Debentures [note 5]	—	2,637,000	—	2,746,667
Transaction costs [note 15]	1,710,863	437,897	1,860,335	437,897
Gain on derivative liabilities [note 15]	(906,760)	(61,442)	(6,317,928)	(61,442)
	861,776	3,084,250	(4,362,403)	2,938,590